UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: October 31, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

           The Annual Report to Stockholders is filed herewith.

Schedule of Investments (October 31, 2007)
SMASh SERIES M PORTFOLIO

Face Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 94.7%
FHLMC — 9.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
$15,636	7.407% due 2/1/32 (a)(c)	$15,819
3,700,000	Gold, 6.000% due 11/13/37 (b)(c)	3,723,702
619,102	One Year CMT ARM, 4.855% due 3/1/33 (a)(c)	628,304
596,241	STRIPS, IO, 5.650% due 5/1/37 (a)(c)	602,675

	Total FHLMC	4,970,500

FNMA — 79.9%
	Federal National Mortgage Association (FNMA):
17,300,000	5.000% due 11/19/22-12/12/37 (b)(c)	16,663,269
11,600,000	5.500% due 11/19/22-11/13/37 (b)(c)	11,465,565
35,159	7.060% due 5/1/32 (a)(c)	35,274
141,996	5.593% due 7/1/32 (a)(c)	143,543
288,768	4.699% due 1/1/33 (a)(c)	291,553
9,500,000	6.000% due 11/13/37 (b)(c)	9,569,768
4,000,000	6.500% due 11/13/37 (b)(c)	4,094,376

	Total FNMA	42,263,348

GNMA — 5.4%
	Government National Mortgage Association (GNMA):
1,400,000	6.000% due 11/20/37 (b)(c)	1,417,718
1,400,000	6.500% due 11/20/37 (b)(c)	1,440,032

	Total GNMA	2,857,750

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $49,834,319)	50,091,598

ASSET-BACKED SECURITIES — 14.6%
Automobiles — 0.2%
100,000	Superior Wholesale Inventory Financing Trust, 5.191% due 1/15/12 (a)(c)	99,101

Home Equity — 13.6%
	ACE Securities Corp.:
168,715	5.003% due 2/25/31 (a)(c)	165,127
198,182	5.273% due 8/25/45 (a)(c)	196,054
42,427	AFC Home Equity Loan Trust, 5.173% due 6/25/30 (a)(c)	41,326
9,477	Amortizing Residential Collateral Trust, 5.153% due 1/1/32 (a)(c)	9,288
17,677	Asset-Backed Securities Corp., Home Equity Loan Trust, 5.631% due 11/15/31 (a)(c)	17,376
	Bear Stearns Asset-Backed Securities Trust:
200,000	5.223% due 9/25/34 (a)(c)	197,794
317,789	5.153% due 2/25/36 (a)(c)	304,559
195,227	6.123% due 8/25/37 (a)(c)	195,777
242,057	Bravo Mortgage Asset Trust, 5.003% due 7/25/36 (a)(c)(d)	241,755
49,261	CDC Mortgage Capital Trust, 5.183% due 1/25/33 (a)(c)	48,259
812,412	Citigroup Mortgage Loan Trust Inc., 5.273% due 11/25/46 (a)(c)(d)	777,755

See Notes to Financial Statements.

26	SMASh Series M Portfolio 2007 Annual Report

Schedule of Investments (October 31, 2007) (continued)

Face Amount	Security	Value

Home Equity — 13.6% (continued)
	Countrywide Asset-Backed Certificates:
$110,069	5.533% due 4/25/32 (a)(c)	$106,684
17,598	5.613% due 2/25/33 (a)(c)	17,235
288,113	Countrywide Home Equity Loan Trust, 5.642% due 8/15/37 (a)(c)	284,616
	Ellington Loan Acquisition Trust:
246,350	5.873% due 5/26/37 (a)(c)(d)	246,683
200,000	6.123% due 5/29/37 (a)(c)(d)	200,090
389,194	EMC Mortgage Loan Trust, 5.323% due 12/25/42 (a)(d)	383,757
200,000	FBR Securitization Trust, 5.133% due 10/25/35 (a)(c)	198,687
200,000	Fremont Home Loan Trust, 4.973% due 8/25/36 (a)(c)	197,397
	GMAC Mortgage Corp. Loan Trust:
271,152	5.623% due 2/25/31 (a)(c)(d)	260,942
198,127	5.083% due 11/25/36 (a)(c)	192,106
200,000	4.943% due 12/25/36 (a)(c)	198,893
120,008	GSAA Home Equity Trust, 4.983% due 5/25/35 (a)(c)	119,970
203,577	GSAMP Trust, 5.273% due 2/25/33 (a)(c)	198,820
140,444	Indymac Residential Asset Backed Trust, 4.913% due 8/25/36 (a)(c)	139,999
	IXIS Real Estate Capital Trust:
7,700	4.963% due 3/25/36 (a)(c)	7,695
61,603	4.933% due 8/25/36 (a)(c)	61,375
	Lehman XS Trust:
155,256	4.963% due 2/25/37 (a)(c)	154,127
179,358	5.003% due 6/25/37 (a)(c)	178,513
399,565	Merrill Lynch First Franklin Mortgage Loan Trust, 6.373% due 10/25/37 (a)(c)	402,725
133,428	Morgan Stanley ABS Capital I, 5.193% due 3/25/35 (a)(c)	132,895
165,491	Morgan Stanley Ixis Real Estate Capital Trust, 4.903% due 7/25/36 (a)(c)	164,585
	Morgan Stanley Mortgage Loan Trust:
154,276	4.963% due 9/25/36 (a)(c)	153,968
100,552	4.993% due 10/25/36 (a)(c)	100,581
176,732	Natixis Real Estate Capital Trust, 5.003% due 7/25/37 (a)(c)	174,074
120,496	RAAC, 5.143% due 5/25/36 (a)(c)(d)	115,578
24,794	Renaissance Home Equity Loan Trust, 5.303% due 6/25/33 (a)(c)	24,369
52,876	SACO I Trust, 5.223% due 9/25/35 (a)(c)	51,085
187,213	Securitized Asset Backed Receivables LLC, 5.103% due 2/25/37 (a)(c)	178,659
181,100	SG Mortgage Securities Trust, 5.113% due 12/25/36 (a)(c)	173,110
7,496	Southern Pacific Secured Assets Corp., 5.213% due 7/25/29 (a)(c)	7,276
92,360	Structured Asset Securities Corp., 5.173% due 4/25/31 (a)(c)(d)	89,820
72,289	Wachovia Asset Securitization Inc., 5.303% due 12/25/32 (a)(c)	71,676

	Total Home Equity	7,183,060

See Notes to Financial Statements.

SMASh Series M Portfolio 2007 Annual Report	27

Schedule of Investments (October 31, 2007) (continued)

Face Amount	Security	Value

Student Loan — 0.8%
$124,688	MSCC Heloc Trust, 5.063% due 7/25/17 (a)(c)	$122,411
123,510	Nelnet Student Loan Trust, 5.220% due 12/22/14 (a)(c)	123,458
4,659	Residential Asset Mortgage Products Inc., 5.213% due 3/25/33 (a)(c)	4,585
187,981	SLM Student Loan Trust, 5.074% due 7/25/17 (a)(c)	187,865

	Total Student Loan	438,319

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $7,780,539)	7,720,480

COLLATERALIZED MORTGAGE OBLIGATIONS — 29.0%
64,590	Adjustable Rate Mortgage Trust, 4.715% due 1/25/36 (a)(c)	64,255
138,113	American Home Mortgage Assets, 5.063% due 9/25/46 (a)(c)	135,512
300,000	Banc of America Commercial Mortgage Inc., 5.634% due 7/10/46 (c)	300,695
140,641	Banc of America Funding Corp., 5.789% due 6/20/35 (a)(c)	140,340
	Bear Stearns ARM Trust:
103,704	4.265% due 1/25/35 (a)(c)	104,453
233,609	4.808% due 1/25/35 (a)(c)	232,178
	Bear Stearns Structured Products Inc.:
396,839	6.103% due 9/25/37 (a)(c)(d)	390,638
381,345	5.479% due 9/26/37 (a)(c)(d)	379,439
180,669	Chevy Chase Mortgage Funding Corp., 5.153% due 1/25/35 (a)(d)	177,821
	Countrywide Alternative Loan Trust:
143,933	5.228% due 7/20/35 (a)(c)	140,365
177,923	5.113% due 7/25/35 (a)(c)	176,126
419,294	5.208% due 3/20/46 (a)(c)	409,846
68,427	5.228% due 5/20/46 (a)(c)	67,207
222,143	5.063% due 9/25/46 (a)(c)	217,902
189,274	5.003% due 3/25/47 (a)(c)	184,833
	Countrywide Home Loans:
430,489	5.273% due 9/25/35 (a)(c)(d)	418,952
55,006	5.123% due 3/25/36 (a)(c)	54,245
203,466	Mortgage Pass-Through Trust, 5.173% due 5/25/35 (a)(c)	199,091
189,677	Credit Suisse First Boston Mortgage Securities Corp., 5.523%
	due 11/25/31 (a)(c)	189,493
531,000	Credit Suisse Mortgage Capital Certificates, 5.467% due 9/15/39 (c)	525,159
59,099	Granite Mortgages PLC, 5.370% due 1/20/20 (a)(c)	58,765
	GSMPS Mortgage Loan Trust:
323,289	5.223% due 3/25/35 (a)(c)(d)	320,349
185,428	5.223% due 9/25/35 (a)(c)(d)	185,791
157,740	GSR Mortgage Loan Trust, 4.580% due 12/25/34 (a)(c)	158,225
	Harborview Mortgage Loan Trust:
182,008	5.221% due 5/19/47 (a)(c)	178,680
194,028	5.241% due 7/19/47 (a)(c)	188,601
267,928	5.873% due 11/25/47 (a)(c)	268,639
177,760	IMPAC Secured Assets Corp., 5.193% due 3/25/36 (a)(c)	174,137
728,317	Indymac INDA Mortgage Loan Trust, 6.287% due 11/25/37 (a)(c)	736,515

See Notes to Financial Statements.

28	SMASh Series M Portfolio 2007 Annual Report

Schedule of Investments (October 31, 2007) (continued)

Face Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 29.0% (continued)
	Indymac Index Mortgage Loan Trust:
$100,113	5.173% due 7/25/35 (a)(c)	$98,483
214,471	5.073% due 6/25/47 (a)(c)	210,426
	Lehman XS Trust:
352,900	5.173% due 11/25/35 (a)(c)	346,318
176,734	5.133% due 2/25/46 (a)(c)	173,536
380,438	5.093% due 4/25/46 (a)(c)	373,774
	Luminent Mortgage Trust:
86,573	5.043% due 12/25/36 (a)(c)	84,182
185,481	5.063% due 5/25/46 (a)(c)	180,854
	MASTR Adjustable Rate Mortgages Trust:
339,652	4.171% due 5/25/34 (a)(c)	335,415
144,699	5.329% due 9/25/35 (a)(c)	144,057
200,000	5.173% due 5/25/47 (a)(c)	192,185
356,711	MASTR ARM Trust, 5.073% due 5/25/47 (a)(c)	346,694
439,221	Morgan Stanley Mortgage Loan Trust, 5.093% due 2/25/47 (a)(c)	430,914
160,946	Provident Funding Mortgage Loan Trust, 4.136% due 5/25/35 (a)(c)	159,559
	Residential Accredit Loans Inc.:
214,233	5.123% due 2/25/36 (a)(c)	209,247
190,437	5.023% due 2/25/37 (a)(c)	184,456
112,822	Structured Adjustable Rate Mortgage Loan Trust, 5.193% due 10/25/35 (a)(c)	111,250
	Structured Asset Mortgage Investments Inc.:
369,066	5.103% due 2/25/36 (a)(c)	357,874
390,730	5.083% due 4/25/36 (a)(c)	383,760
406,898	5.083% due 8/25/36 (a)(c)	400,876
372,895	5.073% due 9/25/47 (a)(c)	369,982
	Thornburg Mortgage Securities Trust:
484,665	6.220% due 9/25/37 (a)(c)	482,241
525,522	6.231% due 9/25/37 (a)(c)	529,381
245,064	5.133% due 10/25/45 (a)(c)	244,528
372,882	5.073% due 12/25/45 (a)(c)	372,151
349,381	5.043% due 1/25/46 (a)(c)	347,894
	WaMu Mortgage Pass Through Certificates:
283,673	6.003% due 1/25/46 (a)(c)	279,843
289,643	5.893% due 9/25/46 (a)(c)	285,298
	Washington Mutual Inc.:
84,057	5.273% due 1/25/45 (a)(c)	82,998
175,505	5.193% due 7/25/45 (a)(c)	173,478
195,364	5.143% due 12/25/45 (a)(c)	192,033
293,046	5.163% due 12/25/45 (a)(c)	288,216
156,482	Washington Mutual Mortgage Pass-Through Certificates, 5.193% due 1/25/45 (a)(c)	154,004
95,690	Zuni Mortgage Loan Trust, 5.003% due 8/25/36 (a)(c)	95,076

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $15,401,522)	15,399,235

See Notes to Financial Statements.

SMASh Series M Portfolio 2007 Annual Report	29

Schedule of Investments (October 31, 2007) (continued)

Face Amount	Security	Value

CORPORATE BONDS & NOTES — 0.5%
Airlines — 0.2%
$84,382	Delta Air Lines Inc., Pass-Through Certificates, 6.619% due 3/18/11 (c)	$84,909
Thrifts & Mortgage Finance — 0.3%
200,000	Countrywide Financial Corp., 5.430% due 3/24/09 (a)(c)	181,964

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $259,751)	266,873

Contracts

PURCHASED OPTIONS — 0.2%
75,000	Eurodollar Futures, Call @ $94.375, expires 3/17/08	84,750
142,500	Eurodollar Futures, Put @ $94.000, expires 12/17/07	356

	TOTAL PURCHASED OPTIONS
	(Cost — $88,541)	85,106

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $73,364,672)	73,563,292

Face Amount

SHORT-TERM INVESTMENTS — 52.6%
U.S. Government Agencies — 0.4%
$30,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes,
	4.520%- 5.221% due 3/17/08 (c)(e)(f)	29,520
	Federal National Mortgage Association (FNMA), Discount Notes,
4,000	4.518% due 3/19/08 (c)(e)(f)	3,935
25,000	4.552%-4.689% due 3/31/08 (c)(e)(f)	24,559
163,000	4.740%-5.221% due 3/17/08 (c)(e)(f)	160,392

	Total U.S. Government Agencies
	(Cost — $217,939)	218,406

Repurchase Agreement — 52.2%
27,600,000	Morgan Stanley tri-party repurchase agreement dated 10/31/07, 4.750% due 11/1/07; Proceeds at maturity - $27,603,642; (Fully collateralized by U.S. government agency obligations, 5.250% due 5/21/09; Market value - $28,152,000) (Cost — $27,600,000) (c)	27,600,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $27,817,939)	27,818,406

	TOTAL INVESTMENTS — 191.6% (Cost — $101,182,611#)	101,381,698
	Liabilities in Excess of Other Assets — (91.6)%	(48,478,319)

	TOTAL NET ASSETS — 100.0%	$52,903,379

See Notes to Financial Statements.

30	SMASh Series M Portfolio 2007 Annual Report

Schedule of Investments (October 31, 2007) (continued)

(a)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2007.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	All or a portion of this security is segregated for open futures contracts, written options, swap contracts and TBA’s.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rate shown represents yield-to-maturity.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is $101,182,837.

Abbreviations used in this schedule:
ARM	—	Adjustable Rate Mortgage
CDC	—	CDC Capital Mortgage
CMT	—	Constant Maturity Treasury
HELOC	—	Home Equity Line of Credit
IO	—	Interest Only
MASTR	—	Mortgage Asset Securitization Transactions Inc.
STRIPS	—	Separate Trading of Registered Interest and Principal Securities

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value

5	Eurodollar Futures, Call	3/17/08	$95.5	$2,375
3	Eurodollar Futures, Call	3/17/08	95	3,938
10	Eurodollar Futures, Put	12/17/07	95	310
5	U.S. Treasury Bonds Futures, Call	11/20/07	111	12,031
2	U.S. Treasury Bonds Futures, Call	11/20/07	112	2,750
2	U.S. Treasury Bonds Futures, Put	11/20/07	106	31
4	U.S. Treasury Bonds Futures, Put	11/20/07	108	125
22	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	111	16,156
4	U.S. Treasury Notes 10 Year Futures, Call	11/20/07	107	12,125
12	U.S. Treasury Notes 10 Year Futures, Call	11/20/07	111	3,000
16	U.S. Treasury Notes 10 Year Futures, Call	11/20/07	110	10,250
7	U.S. Treasury Notes 10 Year Futures, Call	11/20/07	109	11,266
2	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	110	2,188
5	U.S. Treasury Notes 10 Year Futures, Call	11/20/07	108	10,391
4	U.S. Treasury Notes 10 Year Futures, Put	11/20/07	103	63
3	U.S. Treasury Notes 10 Year Futures, Put	11/20/07	105	47
8	U.S. Treasury Notes 10 Year Futures, Put	11/20/07	104	125
8	U.S. Treasury Notes 10 Year Futures, Put	11/20/07	108	500
12	U.S. Treasury Notes 10 Year Futures, Put	11/20/07	109	2,438
10	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	107	2,969
6	U.S. Treasury Notes 10 Year Futures, Put	11/20/07	110	2,156
4	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	109	3,063
2	U.S. Treasury Notes 10 Year Futures, Put	11/20/07	109.5	625

	TOTAL OPTIONS WRITTEN (Premiums received ($80,317)			$98,922

See Notes to Financial Statements.

SMASh Series M Portfolio 2007 Annual Report	31

SMASh Series M Portfolio
Statement of Assets and Liabilities (October 31, 2007)

ASSETS:
Investments, at value (Cost — $73,582,611)	$73,781,698
Repurchase agreement, at value (Cost — $27,600,000)	27,600,000
Cash	65,860
Receivable for securities sold	8,525,316
Interest receivable	68,096
Principal paydown receivable	51,297
Prepaid expenses	1,037

Total Assets	110,093,304

LIABILITIES:
Payable for securities purchased	56,645,947
Unrealized depreciation on swaps	365,903
Options written, at value (premium received $80,317)	98,922
Payable to broker — variation margin on open futures contracts	36,736
Trustees’ fees payable	98
Accrued expenses	42,319

Total Liabilities	57,189,925

Total Net Assets	$52,903,379

REPRESENTED BY:
Capital	$52,903,379

See Notes to Financial Statements.

32	SMASh Series M Portfolio 2007 Annual Report

SMASh Series M Portfolio
Statement of Operations (For the period ended October 31, 2007†)

INVESTMENT INCOME:
Interest	$885,179

EXPENSES:
Legal fees	36,483
Audit and tax	25,500
Insurance	308
Trustees’ fees	255
Custody fees	114
Miscellaneous expenses	5,644

Total Expenses	68,304
Less: Expense reimbursements (Note 2)	(68,304)

Net Investment Income	885,179

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND SWAP CONTRACTS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	256,115
Futures contracts	143,438
Options written	29,271
Swap contracts	32,337

Net Realized Gain	461,161

Change in Net Unrealized Appreciation/Depreciation From:
Investments	199,087
Futures contracts	66,391
Options written	(18,605)
Swap contracts	(117,937)

Change in Net Unrealized Appreciation/Depreciation	128,936

Net Gain on Investments, Futures Contracts, Options Written and Swap Contracts	590,097

Increase in Net Assets From Operations	$1,475,276

†	For the period December 27, 2006 (inception date) to October 31, 2007.

See Notes to Financial Statements.

SMASh Series M Portfolio 2007 Annual Report	33

SMASh Series M Portfolio
Statement of Changes in Net Assets (For the period ended October 31, 2007†)

2007

OPERATIONS:
Net investment income	$885,179
Net realized gain	461,161
Change in net unrealized appreciation/depreciation	128,936

Increase in Net Assets From Operations	1,475,276

CAPITAL TRANSACTIONS:
Proceeds from contributions	53,316,122
Value of withdrawals	(1,888,019)

Increase in Net Assets From Capital Transactions	51,428,103

Increase in Net Assets	52,903,379
NET ASSETS:
Beginning of period	—

End of period	$52,903,379

†	For the period December 27, 2006 (inception date) to October 31, 2007.

See Notes to Financial Statements.

34	SMASh Series M Portfolio 2007 Annual Report

SMASh Series M Portfolio
Financial Highlights

For the period ended October 31, unless otherwise noted:

	2007	(1)

Net Assets, End of Period (000s)	$52,903

Total Return(2)	3.59%

Ratios to Average Net Assets:
Gross expenses(3)	0.41	%(4)
Net expenses(5)(6)	—	(4)
Net investment income	5.27	(4)

Portfolio Turnover Rate	553	%(7)

(1)	For the period December 27, 2006 (inception date) to October 31, 2007

(2)

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(3)	Gross expenses do not include management fees paid to manager and subadviser. Management fees are paid directly or indirectly by the separate managed account sponsor.

(4)	Annualized

(5)	Reflects expense reimbursements.

(6)

The Portfolio’s manager has entered into an expense reimbursement agreement with the Portfolio pursuant to which the Portfolio’s manager has agreed to reimburse 100% of the Portfolio’s ordinary operating expenses. The expense reimbursement agreement does not cover brokerage, taxes and extraordinary expenses.

(7)	Excluding dollar roll transactions. If mortgage dollar roll transactions had been included. The portfolio turnover rate would have been 647% for the period ended October 31, 2007.

See Notes to Financial Statements.

SMASh Series M Portfolio 2007 Annual Report	35

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

SMASh Series M Portfolio (the “Portfolio”) is a separate investment series of the Master Portfolio Trust (the “Trust”). The Trust a Maryland business trust, is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Portfolio was a separate series of Institutional Portfolio, registered under the 1940 Act and organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

          (b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

          (c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically as a substitution for buying or selling securities and cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Portfolio recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts

36	SMASh Series M Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

          The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

          (d) Securities Traded on a To-Be-Announced Basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

          (e) Stripped Securities. The Portfolio invests in “Stripped Securities,” a term used collectively for stripped fixed-income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupon or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

          The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

          (f) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized

SMASh Series M Portfolio 2007 Annual Report	37

Notes to Financial Statements (continued)

gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

          The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

          (g) Credit Default Swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

          Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are recorded as realized gain or loss on the Statement of Operations.

          Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

38	SMASh Series M Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

          (h) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

          (i) Credit and Market Risk Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

          (j) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          The manager and subadvisors do not charge management fees to the Portfolio. However, the Portfolio is an integral part of a separately managed account program, and the Portfolio manager and subadviser will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Portfolio a fee of 0.087% of the Portfolio’s daily average net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA has delegated to the subadvisors the day-to-day portfolio management of the Portfolio.

          LMPFA has entered into an expense reimbursement agreement with the Portfolio. which expires on February 28, 2010, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expense. During the period ended October 31, 2007, the Portfolio was reimbursed for expenses amounting to $68,304.

          Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

SMASh Series M Portfolio 2007 Annual Report	39

Notes to Financial Statements (continued)

3.	Investments

During the period ended October 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations

Purchases	$ 26,664,307	$ 208,690,398

Sales	3,346,451	159,059,140

          At October 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 354,992
Gross unrealized depreciation	(156,131)

Net unrealized appreciation	$ 198,861

          At October 31, 2007, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)

Contracts to Buy:
Euro	59	12/07	$14,020,095	$14,049,375	$ 29,280
Euro	74	3/08	17,651,982	17,668,425	16,443
Euro	25	6/08	5,975,713	5,976,250	537
U.S. Treasury 5 Year Note	66	12/07	7,038,143	7,084,688	46,545

					92,805

Contracts to Sell:
U.S. Treasury Bond	9	12/07	$1,007,955	$1,013,344	$ (5,389)
U.S. Treasury 10 Year Note	30	12/07	3,279,444	3,300,469	(21,025)

					(26,414)

Net Unrealized Gain on Open Futures Contracts					$ 66,391

          During the period ended October 31, 2007, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums

Options written, outstanding	—	—
Options written	100,359	$168,393
Options closed	(95)	(47,481)
Options expired	(100,108)	(40,595)

Options Written, Outstanding October 31, 2007	156	$80,317

          At October 31, 2007, the Portfolio held TBA securities with a total cost of $48,146,042.

40	SMASh Series M Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

          At October 31, 2007, the Portfolio held the following credit default swap contracts:

Swap Counterparty:	Barclays Bank PLC
Effective Date:	8/20/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$100,000
Payments received by the Fund:	0.75% quarterly
Payments made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation	$(4,361)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	7/10/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$500,000
Payments received by the Fund:	0.75% quarterly
Payments made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation	$(21,808)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	7/17/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,500,000
Payments received by the Fund:	0.75% quarterly
Payments made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation	$(65,423)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	8/16/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments received by the Fund:	0.35% quarterly
Payments made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation	$(12,628)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	7/25/2007
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments received by the Fund:	0.75% quarterly
Payments made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation	$(43,615)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	6/27/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments received by the Fund:	0.75% quarterly
Payments made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation	$(43,615)

SMASh Series M Portfolio 2007 Annual Report	41

Notes to Financial Statements (continued)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	9/7/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments received by the Fund:	0.75% quarterly
Payments made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation	$(43,617)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	7/18/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments received by the Fund:	0.75% quarterly
Payments made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation	$(43,615)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	10/22/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$2,000,000
Payments received by the Fund:	0.75% quarterly
Payments made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation	$(87,221)

4.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of other affiliated Portfolios (collectively, the “Portfolios”) and a number of its then affiliates, including Smith Barney Fund Management Inc. (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Portfolios (the “Managers”), substantially all of the mutual Portfolios then managed by the Managers (the “Defendant Portfolios”), and Board Members of the Defendant Portfolios (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers Portfolios. In addition, according to the complaints, the Managers caused the Defendant Portfolios to pay excessive brokerage commissions to CGM for steering clients towards proprietary Portfolios. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Portfolios by improperly charging Rule 12b-1 fees and by drawing on Portfolio assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Portfolios failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Portfolios’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed

42	SMASh Series M Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Portfolios in which none of the plaintiffs had invested and dismissing those Portfolios from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

          On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine Portfolios identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified Portfolios, as well as CGM as a distributor for the identified Portfolios (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Portfolios or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. The plaintiffs have the right to appeal the order within 30 days after entry of judgement.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of Portfolios, rescission of the Portfolios’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of this report, the Portfolio’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Portfolio or the ability of the Portfolio’s investment manager and its affiliates to continue to render services to the Portfolio under their respective contracts.

          On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have filed a notice of appeal.

5.	Other Matters

As previously disclosed, on September 16, 2005 the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against

SMASh Series M Portfolio 2007 Annual Report	43

Notes to Financial Statements (continued)

SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other Funds that are closed-end Funds of the sources of distributions paid by the Funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Portfolio or its current investment adviser.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

          The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move

44	SMASh Series M Portfolio 2007 Annual Report

Notes to Financial Statements (continued)

to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

6.	Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a Portfolio should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the Portfolio has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Portfolio was December 27, 2006 (inception date). At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. The adoption of FIN 48 did not have a material impact on the financial statements.

* * *

          On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At the time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

SMASh Series M Portfolio 2007 Annual Report	45

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SMASh Series M Portfolio, a series of Master Portfolio Trust as of October 31, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 27, 2006 (inception date) to October 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

          We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SMASh Series M Portfolio as of October 31, 2007, and the results of its operations, the changes in its net assets, and the financial highlights for the period described above, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 21, 2007

46	SMASh Series M Portfolio 2007 Annual Report

Board Approval of Management and Subadvisory
Agreements (unaudited)

At a meeting held on December 21, 2006, the Board of the Portfolio’s predecessor fund (the “Predecessor Portfolio”), including a majority of the Board Members who were not “interested persons” of the Portfolio or Legg Mason Partners Fund Advisor, LLC (the “Manager”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a management agreement (the “Management Agreement”) between the Portfolio and the Manager. The Board, including a majority of the Independent Board Members, also approved a subadvisory agreement between the Manager and Western Asset Management Company (“Western Asset”) for the Portfolio and a subadvisory agreement between Western Asset and Western Asset Management Limited Company (“Western Asset Limited,” and, together with Western Asset, the “Subadvisers”) (the “Subadvisory Agreements”). In approving the Management Agreement and Subadvisory Agreements, the Board, including the Independent Board Members, noted that, in addition to a seed money investor, the Portfolio’s sole investor is a series of Citifunds Institutional Trust, who investment objective and policies are the same as those of the Portfolio (the “Feeder Fund”), and considered the factors below.

          The Board noted that the Manager will provide administrative and certain oversight services to the Portfolio, and that the Manager will delegate to the Subadvisers the day-to-day portfolio management of the Portfolio. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel and the portfolio management team that would be primarily responsible for the day-to-day management of the Portfolio.

          The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Portfolio by the Manager under the Management Agreement and by the Subadvisers under the Subadvisory Agreements. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadvisers took into account the Board Members’ knowledge and familiarity gained as Board Members of the Predecessor Portfolio or other funds managed by the Manager and the Subadvisers, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities, organization of the Manager and the Subadvisers and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadvisers and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Subadvisory Agreements were acceptable.

          The Board Members noted that the Predecessor Portfolio would be organized later in December 2006 and had not commenced full operations. The Board Members therefore did not give consideration to performance history.

          The Board Members gave substantial consideration to the fact that none of the Manager or either Subadviser receives a fee for its advisory services directly from the Portfolio and that the Manager is contractually committed to reimburse all of the Portfolio’s ordinary operating expenses. The Board Members noted that all shareholders of the Feeder Fund would be participants in separately managed account programs that include the Feeder Fund as an investment option and

SMASh Series M Portfolio	47

Board Approval of Management and Subadvisory
Agreements (unaudited) (continued)

would pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice and portfolio execution, some of which will be paid by the program sponsor, Manager or Subadviser directly or indirectly. The Board noted further that when a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing those assets, including assets that may be invested in the Feeder Fund, except that, in certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s managed account.

          The Board Members noted that the Manager and the Subadvisers have not yet realized profits in respect of their relationships with the Predecessor Portfolio since the Predecessor Portfolio had not commenced full operations. The Board noted that, as described above, the Manager and the Subadvisers expect that their affiliates will benefit from relationships with sponsors of the separately managed account programs that include the Feeder Fund as an investment option.

          The Board Members noted that they expect to receive profitability information on an annual basis.

          The Board also noted other benefits the Manager and Subadvisers would receive in connection with the Management Agreement and the Subadvisory Agreements, including their ability to “leverage” the services of investment professionals that manage other funds and the possibility of earning float income on sales orders and redemption amounts. The Board, including the Independent Trustees, concluded that these potential benefits were consistent with those available to other mutual fund sponsors.

          In light of all of the foregoing, the Board, including all of the Independent Board Members, approved the Management Agreement and the Subadvisory Agreements. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the Management Agreement and the Subadvisory Agreements, and each Board Member attributed different weight to the various factors. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the Management Agreement and the Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present.

          At a meeting held in person on February 6, 2007, the Portfolio’s Board considered the Management Agreement and Subadvisory Agreements for the Portfolio, each of which would be on substantially the same terms and conditions as the Management Agreement and Subadvisory Agreements for the Predecessor Portfolio. The Board Members also considered information that had been provided in connection with approval of each Predecessor Portfolio’s Management Agreement and Subadvisory Agreements and noted that the initial term of the Management Agreement and Subadvisory Agreements (after which each would continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the Management Agreement and the Subadvisory Agreements for the Predecessor Portfolio. The Portfolio Board, including all of the Independent Members, concurred with the conclusions of the Board of the Predecessor Portfolio and approved the Management Agreement and Subadvisory Agreements.

48	SMASh Series M Portfolio

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of the SMASh Series M Fund (the “Fund”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

Name, Address and Birth Year	Position(s) Held with Fund*	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:
Elliott J. Berv c/o R. Jay Gerken, CFA Legg Mason & Co., LLC (“Legg Mason”) 620 Eighth Avenue New York, NY 10018 Birth Year: 1943	Trustee	Since 1989	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Formerly, Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005); Formerly, Chief Executive Officer, Landmark City (real estate development) (from 2001 to 2004); Formerly, Executive Vice President, DigiGym Systems (personal fitness systems) (from 2001 to 2004); Formerly, Chief Executive Officer, Motorcity USA (Motorsport Racing) (from 2004 to 2005)	68

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

A. Benton Cocanougher c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1938	Trustee	Since 1991	Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (from 2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (from 2002 to 2003)	68	None

Jane F. Dasher c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1949	Trustee	Since 1999	Chief Financial Officer, Korsant Partners, LLC (a family investment company)	68	None

SMASh Series M Fund	49

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund*	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Mark T. Finn c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1943	Trustee	Since 1989	Adjunct Professor, College of William & Mary (since 2002); Principal/Member Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)	68	None

Rainer Greeven c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1936	Trustee	Since 1994	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)	68	None

Stephen R. Gross c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1947	Trustee	Since 1986	Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003)	68	Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director ebank Financial Services, Inc. (from 1999 to 2004)

Richard E. Hanson, Jr. c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1941	Trustee	Since 1985	Capital investment Retired; Formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (from 1996 to 2000)	68	None

Diana R. Harrington c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1940	Trustee	Since 1992	Professor, Babson College (since 1992)	68	None

50	SMASh Series M Fund

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund*	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Susan M. Heilbron c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1945	Trustee	Since 1994	Independent Consultant (since 2001)	68	None

Susan B. Kerley c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)	68	Chairperson and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the fund complex) (since 1991)

Alan G. Merten c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1941	Trustee	Since 1990	President, George Mason University (since 1996)	68

Director of Cardinal Financial Corporation (since November 2006); Trustee, First Potomac Realty Trust (since 2005); Formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); Formerly Director, Digital Net Holdings, Inc. (from 2003 to 2004); Formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

R. Richardson Pettit c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1942	Trustee	Since 1990	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)	68	None

SMASh Series M Fund	51

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund*	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Interested Trustee:
R. Jay Gerken, CFA† Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Legg Mason; Chairman of the Board and Trustee/Director of 154 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; Chairman, President and Chief Executive Officer of LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; Formerly, Chairman President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (2002 to 2005)	137	Trustee, Consulting Group Capital Markets Funds (from 2002 to 2006).
Officers:
Frances M. Guggino Legg Mason 125 Broad Street New York, NY 10004 Birth Year: 1957	Chief Financial Officer and Treasurer	Since 2004

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Legg Mason (from 1999 to 2004)

				N/A	N/A

Ted P. Becker Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Chief Compliance Officer	Since 2006

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Managing Director of Compliance at Legg Mason or its predecessor (from 2002 to 2005)

				N/A	N/A

52	SMASh Series M Fund

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund*	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

John Chiota Legg Mason 300 First Stamford Place Stamford, CT 06902 Birth Year: 1968	Chief Anti- Money Laundering Compliance Officer	Since 2006

Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

				N/A	N/A

Robert I. Frenkel Legg Mason 300 First Stamford Place Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

				N/A	N/A

Thomas C. Mandia Legg Mason 300 First Stamford Place Stamford, CT 06902 Birth Year: 1962	Assistant Secretary	Since 2000

Managing Director and Deputy General Counsel of Legg Mason (since 2005); Managing Director and Deputy General Counsel for CAM (since 1992); Assistant Secretary of certain mutual funds associated with Legg Mason

				N/A	N/A

David Castano Legg Mason 125 Broad Street New York, NY 10004 Birth Year: 1971	Controller	Since 2007

Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at Citigroup Asset Management (prior to 2003)

				N/A	N/A

Matthew Plastina Legg Mason 125 Broad Street New York, NY 10004 Birth Year: 1970	Controller	Since 2007

Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2002 to 2007)

				N/A	N/A

*	Each Trustee and officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a Board Member for a Fund in the Legg Mason Partners Fund complex.

†	Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act, because Mr. Gerken is an officer of LMPFA and of certain of its affiliates.

SMASh Series M Fund	53

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2006 and October 31, 2007 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2006 and $0 in 2007.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2006 and $0 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph  (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund.  The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors.  As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund.  Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2006 and 2007; Tax Fees were 100% and 0% for 2006 and 2007; and Other Fees were 100% and 0% for 2006 and 2007.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2007.

(h) Yes.  Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant's independence.  All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer N. K. Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

b) Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date: January 4, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date:	January 4, 2008

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Master Portfolio Trust

Date:	January 4, 2008